Debt - Schedule of Debt (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 27, 2018	Sep. 04, 2018
Lines of credit	$ 585,430	$ 472,567	$ 561,804	$ 1,000,000
Debt issuance costs		(15,573)	(30,000)
Total line of credit	585,430	456,995	531,804
Total long-term debt	6,208,678	6,208,678
Less: current portion of long-term debt	(244,445)		(313,572)
Noncurrent portion of long-term debt	38,842	42,492	56,688
Notes payable	2,667,513	3,282,021	3,464,191
Less: current portion of long-term debt - related parties	(1,118,751)	(1,686,352)	(932,701)
Noncurrent portion of long-term debt - related parties	1,548,762	1,595,669	2,531,490
Senior Convertible Notes Payable [Member]
Senior convertible notes payable	1,428,161	1,428,161	1,428,161
Debt issuance costs	(341,667)	(366,666)	(466,667)
Total long-term senior convertible notes payable	1,086,494	1,061,495	961,494		$ 1,428,161
Less: current portion of long-term notes payable
Noncurrent portion of long-term convertible notes payable	1,086,494	1,061,495	961,494
Notes Payable [Member]
Debt issuance costs
Debt issuance costs	(245,819)	(212,848)	0
Notes payable	1,625,740	1,321,015	370,250
Total long-term debt	1,379,921	1,108,433	370,250
Less: current portion of long-term debt	(1,341,079)	(1,278,789)	(313,572)
Noncurrent portion of long-term debt	38,842	42,492	$ 56,688
Senior Convertible Notes Payable [Member]
Senior convertible notes payable	1,100,000
Debt issuance costs	(855,555)
Total long-term senior convertible notes payable	244,445
Less: current portion of long-term notes payable	244,445
Noncurrent portion of long-term convertible notes payable